INTANGIBLE ASSETS (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of components of intangible assets
The components of intangible assets at December 31 were as follows:

	2017
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$15,404	$12,077	$3,327
Licenses	51,859	50,434	1,425
Intellectual property	28,411	13,541	14,870
Customer relationships	124,706	53,627	71,079
Brand	15,153	1,318	13,835
In-process research and development	11,012	6,949	4,063
	$246,545	$137,946	$108,599

	2016
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$14,181	$9,638	$4,543
Licenses	45,714	44,667	1,047
Intellectual property	16,966	10,864	6,102
Customer relationships	91,156	41,679	49,477
Brand	5,451	665	4,786
In-process research and development	14,422	5,514	8,908
	$187,890	$113,027	$74,863

Schedule of estimated annual amortization expense	Estimated annual amortization expense for the next 5 years ended December 31 are as follows:

2018	16,908
2019	10,062
2020	8,247
2021	5,835
2022	5,034